Fair Value of Financial Assets and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.	Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of June 30, 2016 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$39,636	$—	$—	$39,636

	$39,636	$—	$—	$39,636

Liabilities:
Derivative liability	$—	$—	$91	$91

	$—	$—	$91	$91

	Fair Value Measurements as of December 31, 2015 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$2	$2
Preferred stock warrant liability	—	—	110	110

	$—	$—	$112	$112

Cash Equivalents

As of June 30, 2016, the Company’s cash equivalents, which were invested in money market funds, were valued based on Level 1 inputs. The Company did not hold any cash equivalents as of December 31, 2015. During the periods ended June 30, 2016 and December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3.

Preferred Stock Warrant Liability

The warrant liability in the table above is comprised of the fair value of a warrant for the purchase of Series A preferred stock and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. On February 10, 2016, upon the closing of the initial public offering the Series A preferred stock converted into common stock, the preferred stock warrant became exercisable for common stock instead of preferred stock, and the preferred stock warrant liability, was remeasured at the fair value at that time, then reclassified to additional paid-in capital. The following assumptions and inputs were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option-pricing model:

	As of February 10,	As of December 31,
	2016	2015
Expected term (in years)	2.25	2.5
Expected volatility	73.24%	59.12%
Risk-free interest rate	0.74%	1.21%
Expected dividend yield	8.0%	8.0%

Derivative Liability

The fair value of the derivative liability is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the derivative instrument was determined using the Monte-Carlo simulation analysis. In determining the fair value of the derivative liability, the inputs impacting fair value include the fair value of the Company’s common stock, expected term of the derivative instrument, expected volatility of the common stock price, risk-free interest rate, expected sales-based milestone payments, discount rate, probability of a change of control event, and the probability that the counterparty would elect to accept the alternative cash payment in lieu of its right to the future sales-based milestone payments.

As of June 30, 2016, the Company determined the per share common stock price available based on publicly traded markets. As of December 31, 2015, the Company determined the per share fair value of the underlying stock price by taking into consideration recent business development and economic factors it deemed relevant. The Company determined the expected term of the instrument to be 2.50 years and 0.12 years as of June 30, 2016 and December 31, 2015, respectively. The Company estimated its expected stock volatility to be 82.6% and 74.1% as of June 30, 2016 and December 31, 2015, respectively, based on the historical volatility of publicly traded peer companies for terms matching the expected term of the instrument for each respective period. The risk-free interest rate was determined to be 0.65% and 0.14% as of June 30, 2016 and December 31, 2015, respectively, by reference to the U.S. Treasury yield curve for terms matching the expected term of the instrument for each respective period.

Changes in the values of the preferred stock warrant liability and the derivative liability are summarized below:

	Preferred Stock	Derivative
	Warrant Liability	Liability
Fair value at December 31, 2015	$110	$2
Change in fair value	(82)	89
Conversion to common stock warrant	(28)	—

Fair value at June 30, 2016	$—	$91

3.	Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of December 31, 2015 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$2	$2
Preferred stock warrant liability	—	—	110	110

	$—	$—	$112	$112

	Fair Value Measurements as of December 31, 2014 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$65	$65
Preferred stock warrant liability	—	—	120	120

	$—	$—	$185	$185

During the years ended December 31, 2015, 2014 and 2013, there were no transfers between Level 1, Level 2 and Level 3.

The warrant liability in the table above is comprised of the fair value of a warrant for the purchase of Series A preferred stock and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy (see Note 7).

The fair value of the derivative liability (see Note 11) is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the derivative instrument was determined using the Monte-Carlo simulation analysis. In determining the fair value of the derivative liability, the inputs impacting fair value include the fair value of the Company’s common stock, expected term of the derivative instrument, expected volatility of the common stock price, risk-free interest rate, expected sales-based milestone payments, discount rate, probability of a change of control event, and the probability that the counterparty would elect to accept the alternative cash payment in lieu of its right to the future sales-based milestone payments.

As of December 31, 2015 and 2014, the Company determined the per share fair value of the underlying stock price by taking into consideration recent business development and economic factors it deemed relevant. The Company determined the expected term of the instrument to be 0.12 years and 1.0 year for the years ended December 31, 2015 and 2014, respectively. The Company estimated its expected stock volatility to be 74.1% and 78.1% for the years ended December 31, 2015 and 2014 respectively, based on the historical volatility of publicly traded peer companies for terms matching the expected term of the instrument for each respective period. The risk-free interest rate was determined to be 0.14% and 0.25% for the years ended December 31, 2015 and 2014, respectively, by reference to the U.S. Treasury yield curve for terms matching the expected term of the instrument for each respective period. The Company estimated the expected sales-based milestone payments based on four times the maximum research funding allowable under the CFFT collaboration agreement (see Note 11) plus the expected achievement of certain milestones, which totaled $28,520 for each the years ended December 31, 2015 and 2014. The Company estimated the discount rate in the calculation of the present value of the expected future milestone payments to be 25% and 30% for the years ended December 31, 2015 and 2014, respectively, based on expected returns of alternative investments of a similar type. The Company estimated the probability of a change of control event to be 10% and 50% for the years ended December 31, 2015 and 2014, respectively, by taking into consideration recent developments within the Company.

Changes in the values of the preferred stock warrant liability and the derivative liability are summarized below:

	Preferred Stock Warrant Liability	Derivative Liability
Fair value at December 31, 2012	$42	$—
Initial fair value of derivative liability	—	—
Change in fair value	(2)	141

Fair value at December 31, 2013	40	141
Adjustment to fair value of derivative liability (see Note 11)	—	113
Change in fair value	80	(189)

Fair value at December 31, 2014	120	65
Change in fair value	(10)	(63)

Fair value at December 31, 2015	$110	$2